Derivatives and Hedging Activities - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Derivative liability	$ (54,570)		$ (54,570)
Gain on derivative instrument	$ (19,270)	$ 4,736	$ (65,657)	$ 27,372	$ 4,128	$ 9,782	$ 1,879
Interest rate swaps
Derivative [Line Items]
Weighted average fixed rate ( as a percent )	1.707%		1.707%		1.844%	1.844%
Notional amount	$ 1,500,000		$ 1,500,000		$ 1,200,000	$ 1,200,000
LIBOR floor rate					0.00%
Gain on derivative instrument					$ 4,100	9,800
Interest Income (Expense), Net					1,100	9,200
Interest rate swaps | Prepaid Expenses and Other Assets [Member]
Derivative [Line Items]
Derivative Asset Fair Value					20,500	11,300
Interest rate swaps | Designated as Hedging Instrument
Derivative [Line Items]
Notional amount					400,000
Derivative liability	54,600		54,600		5,600	$ 0
Fair value of derivative instruments	$ 3,400		$ 3,400		$ 20,500
Fixed Interest Rate					2.735%
September 6, 2019
Derivative [Line Items]
Weighted average fixed rate ( as a percent )	1.158%		1.158%
Notional amount	$ 300,000		$ 300,000
Fair value of derivative instruments	3,393		3,393
May 3, 2017
Derivative [Line Items]
Derivative liability	$ (9,926)		$ (9,926)
October 1, 2019
Derivative [Line Items]
Weighted average fixed rate ( as a percent )	2.252%		2.252%
Notional amount	$ 400,000		$ 400,000
Derivative liability	$ (31,370)		$ (31,370)
November 30, 2021
Derivative [Line Items]
Weighted average fixed rate ( as a percent )	1.801%		1.801%
Notional amount	$ 900,000		$ 900,000
Derivative liability	$ (13,274)		$ (13,274)